Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement Of Cash Flows [Abstract]
Amortization of operating lease right-of-use assets	$ 4.7	$ 4.1	$ 20.0	$ 38.4
Amortization of operating lease liability	$ 4.7	$ 4.1	$ 20.0	$ 38.4